Regulatory Capital Requirements and Other Restrictions, Nature of Restrictions on Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Reserve balance for non-U.S. central banks [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash equivalents	$ 238	$ 382
Segregated for benefit of brokerage customers under federal and other brokerage regulations [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash equivalents	$ 898	$ 830